Goodwill and Other Intangible Assets - Future Amortization Expense (Details) $ in Millions	Mar. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 3.2
2021	2.8
2022	3.6
2023	4.4
2024	$ 4.7